Risk/Return Summary - FidelitySAIMunicipalMoneyMarketFund-PRO - FidelitySAIMunicipalMoneyMarketFund-PRO - Fidelity SAI Municipal Money Market Fund	Apr. 02, 2024
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® SAI Municipal Money Market Fund May 30, 2023 Prospectus
Operating Expenses Caption [Text]	Annual Operating Expenses
Strategy Narrative [Text Block]	Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity funds to invest in particular security types or investment disciplines).
Risk Narrative [Text Block]	You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon sale of your shares. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.